Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of December 31, 2017 and 2016, accrued liabilities consisted of the following (in millions):

	December 31,
	2017	2016
Interest costs and related debt fees	$253	$205
Sabine Pass LNG terminal and related pipeline costs	384	211
Other accrued liabilities	—	2
Total accrued liabilities	$637	$418